Pension and Postretirement Benefit Plans and Defined Contribution Plans - Amounts Expected to be Amortized into Net Periodic Benefit Costs (Details) $ in Millions	12 Months Ended
Dec. 31, 2018 USD ($)
Postretirement Benefits Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Actuarial losses	$ (4)	[1]
Prior service credits and other	178
Total	$ 175
Amortization period	9 years 3 months 18 days
United States [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Actuarial losses	$ (148)	[1]
Prior service credits and other	3
Total	$ (145)
Amortization period	24 years 2 months 12 days
United States [Member] | U.S. Supplemental (Non-Qualified) Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Actuarial losses	$ (9)	[1]
Prior service credits and other	1
Total	$ (9)
Amortization period	25 years 3 months 18 days
Foreign Plan [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Actuarial losses	$ (81)	[1]
Prior service credits and other	3
Total	$ (78)
Amortization period	20 years

[1]	Due to the U.S. Pfizer Consolidated Pension Plan freeze effective for January 1, 2018, the average amortization period for the U.S. qualified plans and U.S. supplemental (non-qualified) plans reflect the expected life expectancy of the plan participants, whereas prior years utilized the expected future service period of plan participants. The average amortization periods to be utilized for 2019 are 24.2 years for our U.S. qualified plans, 25.3 years for our U.S. supplemental (non-qualified) plans, 20 years for our international plans, and 9.3 years for our postretirement plans.